Description of Business and Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation

(a) Description of Business and Basis of Presentation

Marchex, Inc. (the “Company”) was incorporated in the state of Delaware on January 17, 2003. The Company is a mobile performance advertising company that delivers consumer calls to businesses and analyzes those calls. The Company also provides performance-based online advertising that connects advertisers with consumers across its proprietary network of owned web sites as well as third party web sites.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Acquisitions are included in the Company’s consolidated financial statements as of and from the date of acquisition. The Company’s purchase accounting resulted in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates. All inter-company transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to the consolidated financial statements in the periods presented to conform to the current presentation in 2013 primarily related to discontinued operations (see Note 14. Discontinued Operations) and segment reporting (see Note 13. Segment Reporting and Geographic Information).

Acquisition

On April 7, 2011, the Company acquired 100% of the stock of Jingle Networks, Inc. (“Jingle”), a provider of mobile voice search performance advertising and technology solutions in North America. See Note 9 for further discussion.

Proposed Separation

On November 1, 2012, the Company announced that its board of directors has authorized the Company to pursue the separation of its business into two distinct publicly traded entities. The separation is expected to be a tax-free pro rata distribution in which the Company’s existing shareholders would hold interests in: (1) Marchex, a mobile advertising company focused on calls, and (2) Archeo, Inc. (“Archeo”), a domain and advertising marketplace. Completion of the proposed separation is subject to certain conditions, including final approval by the Company’s board of directors, receipt of regulatory approvals, favorable tax rulings and/or opinions regarding the tax-free nature of the transaction to the Company and to its shareholders, further due diligence as appropriate, and the filing and effectiveness of appropriate filings with the Securities and Exchange Commission. See Note 13. Segment Reporting and Geographic Information for updates to the proposed separation.

Cash and Cash Equivalents

(b) Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents consist primarily of money market funds.

Fair Value of Financial Instruments

(c) Fair Value of Financial Instruments

The Company had the following financial instruments as of December 31, 2011 and 2012: cash and cash equivalents, accounts receivable, refundable taxes, accounts payable and accrued liabilities. The carrying value of cash and cash equivalents, accounts receivable, refundable taxes, accounts payable and accrued liabilities approximates their fair value based on the liquidity of these financial instruments or based on their short-term nature.

Accounts Receivable

(d) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable balances are presented net of allowance for doubtful accounts and allowance for advertiser credits.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on analysis of historical bad debts, advertiser concentrations, advertiser credit-worthiness and current economic trends. Past due balances over 90 days and specific other balances are reviewed individually for collectibility. The Company reviews the allowance for collectibility quarterly. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The allowance for doubtful account activity for the periods indicated is as follows (in thousands):

	Balance at beginning of period	Charged to costs and expenses	Write-offs, net of recoveries	Balance at end of period
December 31, 2010	$467	$343	$353	$457
December 31, 2011	457	453	117	793
December 31, 2012	793	594	810	577

Allowance for Advertiser Credits

The allowance for advertiser credits is the Company’s best estimate of the amount of expected future reductions in advertisers’ payment obligations related to delivered services. The Company determines the allowance for advertiser credits and adjustments based on analysis of historical credits.

The allowance for advertiser credits activity for the periods indicated is as follows (in thousands):

	Balance at beginning of period	Additions charged against revenue	Credits processed	Balance at end of period
December 31, 2010	$464	$1,005	$830	$639
December 31, 2011	639	690	856	473
December 31, 2012	473	1,186	1,074	585

Property and Equipment

(e) Property and Equipment

Property and equipment are stated at cost. Depreciation on computers and other related equipment, purchased and internally developed software, and furniture and fixtures is calculated on the straight-line method over the estimated useful lives of the assets, generally averaging three years. Leasehold improvements are amortized straight-line over the shorter of the lease term or estimated useful lives of the assets ranging from three to eight years.

Goodwill

(f) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed in business combinations accounted for under the purchase method.

The Company applies the provisions of FASB ASC 350 “Goodwill and Intangible Assets”. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually in accordance with the provisions of FASB ASC 350. FASB ASC 350 also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with FASB ASC 360.

Impairment or Disposal of Long-Lived Assets

(g) Impairment or Disposal of Long-Lived Assets

The Company reviews its long-lived assets for impairment in accordance with FASB ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds fair value. Assets to be disposed of would be separately presented on the balance sheet and reported at the lower of their carrying amount or fair value less costs to sell, and no longer depreciated.

Revenue Recognition

(h) Revenue Recognition

The following table presents our revenues, by revenue source, for the periods presented (in thousands):

	Years ended December 31,
	2010	2011	2012
Partner and Other Revenue Sources	$59,799	$118,210	$121,904
Proprietary Web site Traffic Sources	26,029	20,516	10,890

Total Revenue	$85,828	$138,726	$132,794

The Company’s partner network revenues are primarily generated using third party distribution networks to deliver advertisers’ listings. The distribution network includes mobile and online search engines and applications, directories, destination sites, shopping engines, third party Internet domains or web sites, other targeted Web-based content, mobile carriers and other offline sources. The Company generates revenue upon delivery of qualified and reported phone calls or click-throughs to our advertisers or to advertising services providers’ listings. The Company pays a revenue share to the distribution partners to access their mobile, online, offline and other user traffic. Other revenues include the Company’s call provisioning and call tracking services, presence management services, and campaign management services.

The Company’s proprietary web site traffic revenues are generated from the Company’s portfolio of owned web sites which are monetized with pay-for-call or pay-per-click listings that are relevant to the web sites, as well as other forms of advertising, including banner advertising and sponsorships. When an online user navigates to one of the Company’s owned and operated web sites and calls or clicks on a particular listing or completes the specified action, the Company receives a fee.

The Company’s primary sources of revenue are the performance-based advertising services, which include digital call advertising, pay-per-click services, and cost-per-action services. These primary sources amounted to greater than 77% of revenue for the years ended December 31, 2010, 2011 and 2012. The secondary sources of revenue are the Local Leads platform which enables partner resellers to sell call adverting and/or search marketing products and campaign management services. These secondary sources amounted to less than 23% of revenue for the years ended December 31, 2010, 2011 and 2012. The Company has no barter transactions.

The Company recognizes revenue upon the completion of its performance obligation, provided that: (1) evidence of an arrangement exists; (2) the arrangement fee is fixed and determinable; and (3) collection is reasonably assured.

In certain cases, the Company records revenue based on available and reported preliminary information from third parties. Collection on the related receivables may vary from reported information based upon third party refinement of the estimated and reported amounts owing that occurs subsequent to period ends.

In providing call advertising services and pay-per-click advertising, the Company generates revenue upon delivery of qualified and reported phone calls or click-throughs to advertisers or advertising service providers’ listings. These advertisers and advertising service providers pay the Company a designated transaction fee for each phone call or click-through, which occurs when an online user makes a phone call or clicks on any of their advertisement listings after it has been placed by the Company or by the Company’s distribution partners. Each phone call or click-through on an advertisement listing represents a completed transaction. The advertisement listings are displayed within the Company’s distribution network, which includes mobile and online search engines and applications, directories, destination sites, shopping engines, third party Internet domains or web sites, the Company’s portfolio of owned web sites and other targeted Web-based content and offline sources. The Company also generates revenue from cost-per-action services, which occurs when the online user is redirected from one of the Company’s web sites or a third party web site in our distribution network to an advertiser web site and completes the specified action.

The Company generates revenue from reseller partners and publishers utilizing the Company’s Local Leads platform to sell call advertising and/or search marketing products. The Company is paid account fees and also agency fees for the Company’s products in the form of a percentage of the cost of every call or click delivered to advertisers. The reseller partners or publishers engage the advertisers and are the primary obligor, and the Company, in certain instances, is only financially liable to the publishers in the Company’s capacity as a collection agency for the amount collected from the advertisers. The Company recognizes revenue for these fees under the net revenue recognition method. In limited arrangements resellers pay the Company a fee for fulfilling an advertiser’s campaign in its distribution network and the Company acts as the primary obligor. The Company recognizes revenue for these fees under the gross revenue recognition method.

In providing pay-per-click contextual targeting services, advertisers purchase keywords or keyword strings, based on an amount they choose for a targeted placement on vertically-focused web sites or specific pages of a web site that are specific to their products or services and their marketing objectives. The contextual results distributed by our services are prioritized for users by the amount the advertiser is willing to pay each time a user clicks on the advertisement and the relevance of the advertisement, which is dictated by historical click-through rates. Advertisers pay the Company when a click-through occurs on their advertisement.

Advertisers pay the Company additional fees for services such as campaign management. Advertisers generally pay the Company on a click-through basis, although in certain cases the Company receives a fixed fee for delivery of these services. In some cases we also deliver banner campaigns for select advertisers. Banner advertising revenue may be based on a fixed fee per click and is generated and recognized on click-through activity. In other cases, banner payment terms are volume-based with revenue generated and recognized when impressions are delivered.

The Company enters into agreements with various distribution partners to provide distribution for pay-for-call and pay-per-click advertisement listings which contain call tracking numbers and/or URL strings of our advertisers. The Company generally pays distribution partners based on a percentage of revenue or a fixed amount per phone call or click-through on these listings. The Company acts as the primary obligor with the advertiser for revenue call or click-through transactions and is responsible for the fulfillment of services.

In accordance with FASB ASC 605, the revenue derived from advertisers is reported gross based upon the amounts received from the advertiser. The Company also recognizes revenue for certain agency contracts with advertisers under the net revenue recognition method. Under these specific agreements, the Company purchases listings on behalf of advertisers from mobile sources, search engines and applications, directories, other Web-based content providers and offline sources. The Company is paid account fees and also agency fees based on the total amount of the purchase made on behalf of these advertisers. Under these agreements, the advertisers are primarily responsible for choosing the publisher and determining pricing, and the Company, in certain instances, is only financially liable to the publisher for the amount collected from our advertisers. This creates a sequential liability for media purchases made on behalf of advertisers. In certain instances, the web publishers engage the advertisers directly and the Company is paid an agency fee based on the total amount of the purchase made by the advertiser. In limited arrangements resellers pay us a fee for fulfilling an advertiser’s campaign in our distribution network and we act as the primary obligor. We recognize revenue for these fees under the gross revenue recognition method.

The Company applies FASB ASC 605 to account for revenue arrangements with multiple deliverables. FASB ASC 605 addresses certain aspects of accounting by a vendor for arrangements under which the vendor will perform multiple revenue-generating activities. When an arrangement involves multiple elements, the entire fee from the arrangement is allocated to each respective element based on its relative fair value and recognized when the revenue recognition criteria, as described above, for each element are met. Fair value for each element is established based on the sales price charged when the same element is sold separately.

Service Costs

(j) Service Costs

The largest component of the Company’s service costs consist of user acquisition costs that relate primarily to payments made to distribution partners for access to their mobile, online, and offline user traffic. The Company enters into agreements of varying durations with distribution partners that integrate the Company’s services into their web sites and indexes. The primary payment structure of the distribution partner agreements is a variable payment based on a specified percentage of revenue. These variable payments are often subject to minimum payment amounts per phone call or click-through. Other payment structures that to a lesser degree exist include: 1) fixed payments, based on a guaranteed minimum amount of usage delivered, 2) variable payments based on a specified metric, such as number of paid click-throughs, and 3) a combination arrangement with both fixed and variable amounts that may be paid in advance.

The Company expenses user acquisition costs based on whether the agreement provides for fixed or variable payments. Agreements with fixed payments with minimum guaranteed amounts of usage are expensed as the greater of the pro-rata amount over the term of arrangement or the actual usage delivered to date based on the contractual revenue share. Agreements with variable payments based on a percentage of revenue, number of paid phone calls or click-throughs or other metrics are expensed as incurred based on the volume of the underlying activity or revenue multiplied by the agreed-upon price or rate.

Service costs also include network operations and customer service costs that consist primarily of costs associated with providing performance-based advertising and search marketing services, maintaining the Company’s web sites, credit card processing fees, network costs and fees paid to outside service providers that provide the Company’s paid listings and customer services. Customer service and other costs associated with serving the Company’s search results and maintaining the Company’s web sites include depreciation of web sites, network equipment and internally developed software, colocation charges of the Company’s network web site equipment, bandwidth, software license fees, salaries of related personnel, stock-based compensation and amortization of intangible assets. Other service costs include license fees, the amortization of the purchase cost of domain names, the costs incurred for the renewal of the domain name registration and telecommunication costs, including the use of telephone numbers for providing call-based advertising services.

Advertising Expenses

(k) Advertising Expenses

Advertising costs are expensed as incurred and include Internet-based advertising, sponsorships, and trade shows. Such costs are included in sales and marketing. The amounts for online and related outside marketing activities were approximately $3.7 million, $3.2 million and $1.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Other Intangible Assets and Product Development

(l) Other Intangible Assets and Product Development

The Company capitalizes costs incurred to acquire domain names or URLs, which include the initial registration fees, and amortizes the costs over the expected useful life of the domain names on a straight-line basis. The expected useful lives range from 12 to 84 months. In order to maintain the rights to each domain name acquired, the Company pays periodic registration fees, which generally cover a minimum period of 12 months. The Company records registration renewal fees of domain name intangible assets as a prepaid expense and recognizes the cost over the renewal period. Product development costs consist primarily of expenses incurred by the Company in the research and development, creation, and enhancement of the Company’s Internet sites and services. Research and development costs are expensed as incurred and include compensation and related expenses, costs of computer hardware and software, and costs incurred in developing features and functionality of the services. For the periods presented, substantially all of the product development expenses are research and development.

Product development costs are expensed as incurred or capitalized into property and equipment in accordance with FASB ASC 350. FASB ASC 350 requires that cost incurred in the preliminary project and post-implementation stages of an internal use software project be expensed as incurred and that certain costs incurred in the application development stage of a project be capitalized.

Income Taxes

(m) Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in results of operations in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets when it is more likely than not that such deferred tax assets will not be realized.

Stock-Based Compensation

(n) Stock-Based Compensation

The Company measures stock-based compensation cost at the grant date based on the fair value of the award and recognize it as expense, net of estimated forfeitures, over the vesting or service period, as applicable, of the stock award using the straight-line method.

Use of Estimates

(o) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company has used estimates related to several financial statement amounts, including revenues, allowance for doubtful accounts, allowance for advertiser credits, useful lives for property and equipment, intangible assets, the fair-value of the Company’s common stock and stock option awards, the impairment of goodwill and intangible assets and a valuation allowance for deferred tax assets. Actual results could differ from those estimates.

In certain cases, the Company records revenue based on available and reported preliminary information from third parties. Collection on the related receivables may vary from reported information based upon third party refinement of the estimated and reported amounts owing that occurs subsequent to period ends.

Concentrations

(p) Concentrations

The Company maintains substantially all of its cash and cash equivalents with one financial institution and are all considered at Level 1 fair value with observable inputs that reflect quoted prices for identical assets or liabilities in active markets.

A significant majority of the Company’s revenue earned from advertisers is generated through arrangements with distribution partners. The Company may not be successful in renewing any of these agreements, or if they are renewed, they may not be on terms as favorable as current arrangements. The Company may not be successful in entering into agreements with new distribution partners or advertisers on commercially acceptable terms. In addition, several of these distribution partners or advertisers may be considered potential competitors.

There were no distribution partners representing more than 10% of consolidated revenue for the years ended December 31, 2010, 2011 and 2012.

The advertisers representing more than 10% of consolidated revenue are as follows (in percentages):

	Years ended December 31,
	2010	2011	2012
Advertiser A	26%	32%	28%

Advertiser A is also a distribution partner.

The outstanding receivable balance for each advertiser representing more than 10% of consolidated accounts receivable is as follows (in percentages):

	At December 31,
	2011		2012
Advertiser A	37%		36%
Advertiser B		*	11%

*	Less than 10% of accounts receivable.

Net Income (Loss) Per Share

(q) Net Income (Loss) Per Share

The Company computes net income (loss) per share of Class A and Class B common stock using the two class method. Under the provisions of the two class method, basic net income (loss) per share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share is computed by dividing net income (loss) applicable to common stockholder by the weighted average number of common and dilutive common equivalent shares outstanding during the period. The computation of the diluted net income (loss) per share of Class B common stock assumes the conversion of Class A common stock to Class B common stock, while the diluted net income (loss) per share of Class A common stock does not assume the conversion of those shares.

In accordance with the two class method, the undistributed earnings (losses) for each year are allocated based on the contractual participation rights of the Class A and Class B common shares and the restricted shares as if the earnings for the year had been distributed. Considering the terms of the Company’s charter which provides that, if and when dividends are declared on our common stock in accordance with Delaware General Corporation Law, equivalent dividends shall be paid with respect to the shares of Class A common stock and Class B common stock and that both classes of common stock have identical dividend rights and would share equally in the Company’s net assets in the event of liquidation, the Company has allocated undistributed earnings (losses) on a proportionate basis. Additionally, the Company has paid dividends equally to both classes of common stock and the unvested restricted shares since it initiated a quarterly cash dividend in November 2006.

Instruments granted in unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities prior to vesting. As such, the Company’s restricted stock awards are considered participating securities for purposes of calculating earnings per share. Under the two class method, dividends paid on unvested restricted stock are allocated to these participating securities and therefore impacts the calculation of amounts allocated to common stock.

The following table calculates net income (loss) to net income (loss) applicable to common stockholders used to compute basic net income (loss) per share for the periods ended (in thousands, except per share amounts):

	Twelve months ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income (loss) per share:
Numerator:
Net income (loss) from continuing operations	$(1,212)	$(2,303)	$744	$2,011	$(9,900)	$(24,358)
Dividends paid to participating securities	—	(199)	—	(259)	—	(657)

Net income (loss) from continuing operations applicable to common stockholders	$(1,212)	$(2,502)	$744	$1,752	$(9,900)	$(25,015)
Discontinued operations, net of tax	154	318	55	149	(264)	(674)

Net income (loss) applicable to common stockholders	$(1,058)	$(2,184)	$799	$1,901	$(10,164)	$(25,689)

Denominator:
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	10,661	21,993	9,928	23,358	9,574	24,412

Basic net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$(0.11)	$(0.11)	$0.07	$0.07	$(1.03)	$(1.02)
Discontinued operations, net of tax	0.01	0.01	0.01	0.01	(0.03)	(0.03)

Basic net income (loss) per share applicable to common stockholders	$(0.10)	$(0.10)	$0.08	$0.08	$(1.06)	$(1.05)

The following table calculates net income (loss) to diluted net income (loss) applicable to common stockholders used to compute diluted net income (loss) per share for the periods ended (in thousands, except per share amounts):

	Twelve months ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income (loss) per share:
Numerator:
Net income (loss) from continuing operations	$(1,212)	$(2,303)	$745	$2,010	$(9,900)	$(24,358)
Dividends paid to participating securities	—	(199)	—	(259)	—	(657)
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	—	(1,212)	—	745	—	(9,900)

Net income (loss) from continuing operations applicable to common stockholders	$(1,212)	$(3,714)	$745	$2,496	$(9,900)	$(34,915)
Discontinued operations, net of tax	154	318	54	150	264	(674)
Reallocation of discontinued operations for Class A shares as a result of conversion of Class A to Class B share	—	154	—	54	—	(264)

Diluted discontinued operations, net of tax	$154	$472	$54	$204	$(264)	$(938)

Net income (loss) applicable to common stockholders	$(1,058)	$(3,242)	$799	$2,700	$(10,164)	$(35,853)

Weighted average number of shares outstanding used to calculate basic net income (loss) per share	10,661	21,993	9,928	23,358	9,574	24,412
Weighted average stock options and common shares subject to repurchase or cancellation	—	—	—	2,032	—	—
Conversion of Class A to Class B common shares outstanding	—	10,661	—	9,928	—	9,574

Weighted average number of shares outstanding used to calculate diluted net income (loss) per share	10,661	32,654	9,928	35,318	9,574	33,986

Diluted net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$(0.11)	$(0.11)	$0.07	$0.07	$(1.03)	$(1.02)
Discontinued operations, net of tax	0.01	0.01	0.01	0.01	(0.03)	(0.03)

Diluted net income (loss) per share applicable to common stockholders	$(0.10)	$(0.10)	$0.08	$0.08	$(1.06)	$(1.05)

The computation of diluted net income (loss) per share excludes the following because their effect would be anti-dilutive (in thousands):

•	For the years ended December 31, 2010, 2011 and 2012, outstanding options to acquire 6,411, 4,792, and 7,029 shares, respectively, of Class B common stock.

•	For the years ended December 31, 2010, 2011, and 2012, 3,214, 134 and 2,433 shares, respectively, of unvested Class B restricted common shares issued to employees and in connection with acquisitions. These shares were for future services that vest over periods ranging from two to six years.

•	For the year ended December 31, 2011 and 2012, 153 and 131 restricted stock units with vesting based on meeting certain service and market conditions, respectively.

•	For the year ended December 31, 2011, 5,987 shares of Class B common stock that may be issued in lieu of cash for the deferred payments related to the acquisition of Jingle using the “if converted” method. See Note 9 for further discussion.

Guarantees

(r) Guarantees

FASB ASC 460 provides accounting guidance surrounding liability recognition and disclosure requirements related to guarantees. In the ordinary course of business, the Company is not subject to potential obligations under guarantees that fall within the scope of FASB ASC 460 except for standard indemnification provisions that are contained within many of the Company’s advertiser and distribution partner agreements, and give rise only to the disclosure requirements prescribed by FASB ASC 460.

In certain agreements, the Company has agreed to indemnification provisions of varying scope and terms with advertisers, vendors and other parties with respect to certain matters, including, but not limited to, losses arising out of the Company’s breach of agreements or representations and warranties made by the Company, services to be provided by the Company and intellectual property infringement claims made by third parties. As a result of these provisions, the Company may from time to time provide certain levels of financial support to contract parties to seek to minimize the impact of any associated litigation in which they may be involved. To date, there have been no known events or circumstances that have resulted in any material costs related to these indemnification provisions and no liabilities therefore have been recorded in the accompanying consolidated financial statements. However, the maximum potential amount of the future payments we could be required to make under these indemnification provisions could be material.

Deferred Acquisition Payment

(s) Deferred Acquisition Payment

The Company’s deferred acquisition payments represent consideration payable related to a business combination, which may be paid in either cash or shares of the Company’s Series B common stock at the Company’s discretion. Any deferred acquisition payments settled in common stock will be increased by 5%. The deferred acquisition payments were originally recognized at fair value at the date of the business combination and are recorded as liabilities on the balance sheet. Interest expense on the principal amounts due is accreted each period using the effective interest rate method. Both deferred acquisition payments were paid in cash in April 2012 and October 2012

Recently Issued Accounting Standards

(t) Recently Issued Accounting Standards

In July 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350)—Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02), to allow entities to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU 2012-02 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed quantitative impairment test by comparing the fair value of the indefinite-lived intangible asset with its carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company is currently evaluating the impact of the adoption of ASU 2012-02 on the consolidated financial statements.